Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2021	€ 883,635	€ 7,646	€ 2,107,739	€ (21)	€ 3,779	€ (1,235,508)
Net profit / (loss) for the period	(125,498)					(125,498)
Other comprehensive income / (loss), net of tax	425				425	0
Total comprehensive income / (loss)	(125,073)			0	425	(125,498)
Share-based payment (Note 7)	19,968					19,968
Acquisition of treasury shares (Note 9)	(106,099)			(134)		(105,965)
Capital increase	385	3	382
Equity at Mar. 31, 2022	672,816	7,649	2,108,121	(155)	4,204	(1,447,003)
Equity at Dec. 31, 2022	263,348	7,675	2,112,863	(149)	3,452	(1,860,493)
Net profit / (loss) for the period	(110,914)					(110,914)
Other comprehensive income / (loss), net of tax	(787)				(787)
Total comprehensive income / (loss)	(111,701)				(787)	(110,914)
Share-based payment (Note 7)	13,688					13,688
Capital increase	1,866	23	1,843
Equity at Mar. 31, 2023	€ 167,201	€ 7,698	€ 2,114,706	€ (149)	€ 2,665	€ (1,957,719)